Interest and Investment Income, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Summary of Interest and Investment Income, Net
Interest and investment income, net consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Share of loss from equity method investment	(20,676,273)	(11,319,279)	(3,419,825)	(491,227)
Investment income of short-term investments	3,526,506	11,282,694	4,108,597	590,163
Interest income	21,360,670	35,776,919	44,117,299	6,337,053
Interest expense of convertible senior notes	—	—	(23,934,289)	(3,437,946)

	4,210,903	35,740,334	20,871,782	2,998,043